Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Common stocks: 97.76%
Communication services: 1.50%
Interactive media & services: 1.50%
Bumble Incorporated Class A	15,165	$ 319,223
Eventbrite Incorporated Class A	47,890	280,635
		599,858
Consumer discretionary: 9.20%
Auto components: 2.14%
Dana Incorporated	26,165	395,876
Gentherm Incorporated †	7,050	460,295
		856,171
Diversified consumer services: 1.13%
Service Corporation International	6,547	452,660
Hotels, restaurants & leisure: 1.73%
Jack In The Box Incorporated	2,861	195,206
Planet Fitness Incorporated Class A †	6,309	497,149
		692,355
Internet & direct marketing retail: 1.30%
Revolve Group Incorporated †	23,500	523,110
Specialty retail: 2.90%
Leslie's Incorporated †	41,804	510,427
National Vision Holdings Incorporated	16,747	649,114
		1,159,541
Consumer staples: 4.82%
Food products: 3.57%
Nomad Foods Limited †	35,161	606,176
The Simply Good Foods Company †	13,982	531,735
TreeHouse Foods Incorporated	5,883	290,503
		1,428,414
Personal products: 1.25%
The Honest Company Incorporated †	166,750	501,918
Financials: 11.81%
Banks: 6.46%
Ameris Bancorp	9,977	470,316
Pinnacle Financial Partners Incorporated	6,224	456,842
United Community Bank	10,714	362,133
Veritex Holdings Incorporated	14,632	410,867
Webster Financial Corporation	13,350	631,989
Wintrust Financial Corporation	2,984	252,208
		2,584,355
Capital markets: 0.55%
Raymond James Financial Incorporated	2,060	220,111
See accompanying notes to portfolio of investments

Allspring Small Cap Fund  |  1

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Insurance: 3.12%
Axis Capital Holdings Limited	11,205	$ 606,975
Reinsurance Group of America Incorporated	4,526	643,099
		1,250,074
Thrifts & mortgage finance: 1.68%
Essent Group Limited	17,245	670,486
Health care: 20.63%
Biotechnology: 2.65%
Agios Pharmaceuticals Incorporated	8,022	225,258
Atara Biotherapeutics Incorporated †	9,585	31,439
Coherus Biosciences Incorporated †	8,778	69,522
Insmed Incorporated	13,278	265,294
Mirati Therapeutics Incorporated †	771	34,934
Neurocrine Biosciences Incorporated †	1,646	196,598
Sage Therapeutics Incorporated	3,628	138,372
Zymeworks Incorporated †«	12,669	99,578
		1,060,995
Health care equipment & supplies: 12.38%
AngioDynamics Incorporated	39,754	547,413
Cardiovascular Systems Incorporated	25,726	350,388
Haemonetics Corporation	7,450	585,943
Integer Holdings Corporation †	11,181	765,451
LivaNova plc †	16,713	928,240
Neuronetics Incorporated †	74,956	514,948
Teleflex Incorporated	2,334	582,636
ViewRay Incorporated	151,491	678,680
		4,953,699
Health care providers & services: 1.40%
HealthEquity Incorporated †	9,083	559,876
Health care technology: 0.41%
Schrodinger Incorporated †	8,742	163,388
Life sciences tools & services: 3.79%
Azenta Incorporated †	10,866	632,619
Bruker Corporation	9,447	645,702
Codexis Incorporated †	24,057	112,106
Sotera Health Company †	15,031	125,208
		1,515,635
Industrials: 18.77%
Building products: 5.94%
Armstrong World Industries Incorporated	7,483	513,259
Masonite International Corporation †	11,428	921,211
Tecnoglass Incorporated	11,800	363,086
The AZEK Company Incorporated †	28,566	580,461
		2,378,017
See accompanying notes to portfolio of investments

2  |  Allspring Small Cap Fund

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Commercial services & supplies: 3.07%
Steelcase Incorporated Class A	53,435	$ 377,785
Stericycle Incorporated †	17,094	852,820
		1,230,605
Construction & engineering: 1.77%
APi Group Corporation †	37,661	708,403
Electrical equipment: 2.99%
Atkore Incorporated †	10,543	1,195,787
Machinery: 1.18%
SPX Technologies Incorporated †	7,188	471,892
Road & rail: 0.97%
Ryder System Incorporated	4,627	386,678
Trading companies & distributors: 2.85%
Air Lease Corporation	18,093	695,131
Herc Holdings Incorporated	3,372	443,654
		1,138,785
Information technology: 15.23%
Communications equipment: 0.52%
Infinera Corporation	30,873	208,084
Electronic equipment, instruments & components: 1.51%
Littelfuse Incorporated	2,754	606,431
IT services: 1.41%
WNS Holdings Limited ADR †	7,034	562,650
Semiconductors & semiconductor equipment: 1.30%
Macom Technology Solutions Holdings Incorporated	8,271	520,908
Software: 10.49%
8x8 Incorporated	24,052	103,905
CommVault Systems Incorporated †	8,360	525,342
Instructure Holdings Incorporated	24,048	563,685
New Relic Incorporated †	5,142	290,266
Pagerduty Incorporated †	27,438	728,753
Q2 Holdings Incorporated †	16,145	433,816
Qualtrics International Incorporated Class A †	41,437	430,116
Riskified Limited Class A «	33,628	155,361
SPS Commerce Incorporated †	3,621	465,045
WalkMe Limited «	44,728	500,059
		4,196,348
Materials: 9.88%
Chemicals: 6.92%
Ashland Global Holdings Incorporated	8,445	908,091
Olin Corporation	13,882	734,913
Quaker Chemical Corporation	3,375	563,288
Westlake Chemical Corporation	5,487	562,637
		2,768,929
See accompanying notes to portfolio of investments

Allspring Small Cap Fund  |  3

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Containers & packaging: 1.22%
Silgan Holdings Incorporated	9,386	$ 486,570
Metals & mining: 1.74%
Reliance Steel & Aluminum Company	3,451	698,620
Real estate: 5.92%
Equity REITs: 5.92%
American Homes 4 Rent Class A	18,138	546,679
Apartment Income REIT Corporation	12,696	435,600
Four Corners Property Trust Incorporated	17,187	445,659
Life Storage Incorporated	3,893	383,461
Terreno Realty Corporation	9,800	557,326
		2,368,725
Total Common stocks (Cost $37,587,496)		39,120,078

Investment companies: 1.28%
Exchange-traded funds: 1.28%
SPDR S&P Biotech ETF	6,183	513,189
Total Investment companies (Cost $810,304)		513,189

		Yield
Short-term investments: 1.69%
Investment companies: 1.69%
Allspring Government Money Market Fund Select Class ♠∞		4.09%	343,096	343,096
Securities Lending Cash Investments LLC ♠∩∞		4.36	332,670	332,670
Total Short-term investments (Cost $675,766)				675,766
Total investments in securities (Cost $39,073,566)	100.73%			40,309,033
Other assets and liabilities, net	(0.73)			(293,782)
Total net assets	100.00%			$40,015,251

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

4  |  Allspring Small Cap Fund

Portfolio of investments—December 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$ 594,684	$ 8,228,313	$ (8,479,901)	$0	$0	$343,096	343,096	$13,811
Securities Lending Cash Investments LLC	1,552,990	11,961,660	(13,181,980)	0	0	332,670	332,670	25,726#
				$0	$0	$675,766		$39,537

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Small Cap Fund  |  5

Notes to portfolio of investments—December 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated

6  |  Allspring Small Cap Fund

Notes to portfolio of investments—December 31, 2022 (unaudited)

with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$599,858	$0	$0	$599,858
Consumer discretionary	3,683,837	0	0	3,683,837
Consumer staples	1,930,332	0	0	1,930,332
Financials	4,725,026	0	0	4,725,026
Health care	8,253,593	0	0	8,253,593
Industrials	7,510,167	0	0	7,510,167
Information technology	6,094,421	0	0	6,094,421
Materials	3,954,119	0	0	3,954,119
Real estate	2,368,725	0	0	2,368,725
Investment companies	513,189	0	0	513,189
Short-term investments
Investment companies	675,766	0	0	675,766
Total assets	$40,309,033	$0	$0	$40,309,033
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Small Cap Fund  |  7